UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hexavest Emerging Markets Equity Fund

Eaton Vance Hexavest Global Equity Fund

Eaton Vance Hexavest International Equity Fund

Eaton Vance Hexavest U.S. Equity Fund

Eaton Vance

Hexavest Emerging Markets Equity Fund

October 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 81.8%

Security	Shares	Value
Brazil — 13.3%
Banco Bradesco SA ADR, PFC Shares	5,103	$79,913
Banco Do Brasil SA ADR	2,987	32,439
BRF-Brasil Foods SA ADR	3,505	64,212
Centrais Eletricas Brasileiras SA ADR	2,105	16,840
Cia de Bebidas das Americas ADR, PFC Shares	2,350	95,856
Cia de Saneamento de Minas Gerais SA ADR	2,948	35,346
Cia Paranaense de Energia ADR	1,180	17,417
Cia Siderurgica Nacional SA ADR	3,337	18,153
Itau Unibanco Holding SA ADR, PFC Shares	6,334	92,350
Petroleo Brasileiro SA ADR	5,424	111,355
Telefonica Brasil SA ADR	2,677	58,948
Vale SA ADR, PFC Shares	3,400	60,486

		$683,315

China — 20.7%
Agricultural Bank of China, Ltd., Class H	47,000	$20,190
Bank of China, Ltd., Class H	128,000	52,439
Belle International Holdings, Ltd.	22,000	40,684
China Construction Bank Corp., Class H	102,000	76,597
China Life Insurance Co., Ltd., Class H	6,000	17,643
China Merchants Bank Co., Ltd., Class H	13,000	24,154
China Mobile, Ltd.	16,000	177,365
China Petroleum & Chemical Corp., Class H	60,000	63,310
China Resources Enterprise, Ltd.	8,000	26,074
China Shenhua Energy Co., Ltd., Class H	11,000	46,609
China Telecom Corp., Ltd., Class H	90,000	53,133
China Unicom (Hong Kong), Ltd.	36,000	58,220
Citic Pacific, Ltd.	16,000	20,320
CNOOC, Ltd.	27,000	55,496
Guangdong Investment, Ltd.	28,000	22,892
Hengan International Group Co., Ltd.	6,000	54,634
Industrial & Commercial Bank of China, Ltd., Class H	118,000	77,703
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,500	27,543
Tencent Holdings, Ltd.	2,000	70,503
Tingyi (Cayman Islands) Holding Corp.	8,000	23,752
Want Want China Holdings, Ltd.	31,000	42,204
Zhejiang Expressway Co., Ltd., Class H	20,000	14,573

		$1,066,038

Hungary — 0.5%
Richter Gedeon Rt.	133	$24,763

		$24,763

India — 1.2%
Infosys, Ltd. ADR	1,377	$59,789

		$59,789

1

Security	Shares	Value
Indonesia — 0.5%
Telekomunikasi Indonesia Tbk PT ADR	679	$27,601

		$27,601

Malaysia — 2.7%
Genting Bhd ADR	5,194	$75,391
Tenaga Nasional Bhd ADR	6,875	62,746

		$138,137

Mexico — 4.9%
America Movil SAB de CV, Series L	105,600	$133,956
Fomento Economico Mexicano SAB de CV, Series UBD	4,500	40,518
Grupo Televisa SAB, Series CPO	14,400	65,358
Wal-Mart de Mexico SAB de CV, Series V	4,800	14,124

		$253,956

Poland — 1.6%
Polska Grupa Energetyczna SA	8,160	$44,276
Powszechna Kasa Oszczednosci Bank Polski SA	3,535	39,516

		$83,792

Russia — 4.5%
Federal Hydrogenerating Co. JSC ADR	2,360	$5,602
LUKOIL OAO GDR	1,084	65,257
Mobile TeleSystems ADR	1,606	27,527
OAO Gazprom ADR	10,885	99,489
Rosneft Oil Co. GDR(1)(2)	4,290	31,746

		$229,621

South Africa — 8.0%
AngloGold Ashanti, Ltd.	842	$28,447
Bidvest Group, Ltd.	1,229	29,335
FirstRand, Ltd.	8,540	28,384
Gold Fields, Ltd.	2,055	25,531
Harmony Gold Mining Co., Ltd.	1,520	12,453
MTN Group, Ltd.	5,496	99,310
Naspers, Ltd., Class N	765	49,676
Remgro, Ltd.	2,970	50,879
Sasol, Ltd.	1,230	52,398
Standard Bank Group, Ltd.	2,948	36,402

		$412,815

South Korea — 12.4%
E-Mart Co., Ltd.	210	$45,518
Hyundai Motor Co. GDR(2)	2,495	76,846
KB Financial Group, Inc. ADR	1,713	58,328
Korea Electric Power Corp. ADR(1)	5,931	76,451
KT&G Corp.	1,191	90,630
LG Display Co., Ltd. ADR(1)	2,104	31,223
POSCO ADR	694	54,396
Samsung Electronics Co., Ltd. GDR(2)	221	133,263
Shinhan Financial Group Co., Ltd. ADR	2,074	70,972

		$637,627

Taiwan — 9.2%
AU Optronics Corp. ADR(1)	10,356	$39,146
Cathay Financial Holding Co., Ltd. GDR(3)	9,523	95,678
Chunghwa Telecom Co., Ltd. ADR	2,333	72,510
Hon Hai Precision Industry Co., Ltd. GDR(2)	16,595	100,649
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,475	166,552

		$474,535

2

Turkey — 2.3%
Turkcell Iletisim Hizmetleri AS ADR(1)	3,845	$58,405
Turkiye Garanti Bankasi AS ADR	11,962	57,418

		$115,823

Total Common Stocks (identified cost $4,093,612)		$4,207,812

Exchange-Traded Funds — 9.1%

Security	Shares	Value
Equity Funds — 9.1%
iShares MSCI Malaysia Index Fund	1,919	$28,747
iShares MSCI South Korea Index Fund	2,533	145,850
iShares S&P India Nifty 50 Index Fund	2,464	58,791
iShares S&P/TSX Global Gold Index Fund	1,468	31,734
Vanguard MSCI Emerging Markets ETF	4,900	203,301

		$468,423

Total Exchange-Traded Funds (identified cost $460,808)		$468,423

Short-Term Investments — 6.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(4)	$341	$341,467

Total Short-Term Investments (identified cost $341,467)		$341,467

Total Investments — 97.5% (identified cost $4,895,887)		$5,017,702

Other Assets, Less Liabilities — 2.5%		$129,263

Net Assets — 100.0%		$5,146,965

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PFC Shares	-	Preference Shares

3

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2012, the aggregate value of this security is $95,678 or 1.9% of the Fund’s net assets.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2012 was $118.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	58.5%	$3,008,456
Hong Kong Dollar	20.7	1,066,038
South African Rand	8.0	412,815
Mexican Peso	4.9	253,956
South Korean Won	2.7	136,148
Polish Zloty	1.6	83,792
Other currency, less than 1% each	1.1	56,497

Total Investments	97.5%	$5,017,702

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	18.2%	$938,548
Telecommunication Services	14.9	766,975
Information Technology	11.7	601,125
Energy	10.2	525,660
Consumer Staples	9.7	497,522
Consumer Discretionary	6.0	307,955
Utilities	5.5	281,570
Materials	3.9	199,466
Industrials	1.2	64,228
Health Care	0.5	24,763
Exchange-Traded Funds	9.1	468,423
Short-Term Investments	6.6	341,467

Total Investments	97.5%	$5,017,702

Eaton Vance Hexavest Emerging Markets Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund commenced operations on August 29, 2012.

4

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

5

A summary of open financial instruments at October 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
12/19/12	Canadian Dollar 10,563	United States Dollar 10,550	State Street Trust Company Canada	$(15)
12/19/12	Hong Kong Dollar 291,384	United States Dollar 37,600	State Street Trust Company Canada	(1)
12/19/12	Mexican Peso 20,950	United States Dollar 1,610	State Street Trust Company Canada	17
12/19/12	New Turkish Lira 54,552	United States Dollar 30,000	State Street Trust Company Canada	(245)
12/19/12	Polish Zloty 40,553	United States Dollar 12,500	State Street Trust Company Canada	(137)
12/19/12	South African Rand 758,365	United States Dollar 90,627	State Street Trust Company Canada	3,778
12/28/12	Indian Rupee 10,997,700	United States Dollar 210,000	State Street Trust Company Canada	7,723
12/28/12	Indian Rupee 6,084,960	United States Dollar 112,000	State Street Trust Company Canada	82
12/28/12	Malaysian Ringgit 77,300	United States Dollar 25,000	State Street Trust Company Canada	(274)
12/28/12	Russian Ruble 1,265,200	United States Dollar 40,000	State Street Trust Company Canada	67
12/28/12	South Korean Won 28,451,800	United States Dollar 26,000	State Street Trust Company Canada	(10)
12/28/12	South Korean Won 87,000,000	United States Dollar 77,776	State Street Trust Company Canada	(1,758)
12/28/12	South Korean Won 163,502,000	United States Dollar 145,000	State Street Trust Company Canada	(4,470)
12/28/12	Yuan Renminbi 953,625	United States Dollar 150,000	State Street Trust Company Canada	(2,097)

				$2,660

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
12/28/12	Brazilian Real 96,000	United States Dollar 46,978	State Street Trust Company Canada	$(50)
12/28/12	Chilean Peso 2,865,000	United States Dollar 5,906	State Street Trust Company Canada	5
12/28/12	Indian Rupee 46,718,650	United States Dollar 865,000	State Street Trust Company Canada	(5,721)
12/28/12	Malaysian Ringgit 114,638	United States Dollar 37,500	State Street Trust Company Canada	(18)
12/28/12	New Taiwan Dollar 877,500	United States Dollar 30,000	State Street Trust Company Canada	43
12/28/12	New Taiwan Dollar 320,320	United States Dollar 11,000	State Street Trust Company Canada	(33)

				$(5,774)

6

At October 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund enters into forward foreign currency exchange contracts to enhance return.

At October 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $11,715 and $14,829, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,895,887

Gross unrealized appreciation	$226,266
Gross unrealized depreciation	(104,451)

Net unrealized appreciation	$121,815

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$1,201,541	$1,202,186	$—	$2,403,727
Emerging Europe	345,444	108,555	—	453,999
Latin America	937,271	—	—	937,271
Middle East/Africa	—	412,815	—	412,815
Total Common Stocks	$2,484,256	$1,723,556 *	$—	$4,207,812
Exchange-Traded Funds	$468,423	$—	$—	$468,423
Short-Term Investments	—	341,467	—	341,467
Total Investments	$2,952,679	$2,065,023	$—	$5,017,702
Forward Foreign Currency Exchange Contracts	$—	$11,715	$—	$11,715
Total	$2,952,679	$2,076,738	$—	$5,029,417

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(14,829)	$—	$(14,829)
Total	$—	$(14,829)	$—	$(14,829)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

7

Eaton Vance

Hexavest Global Equity Fund

October 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 82.8%

Security	Shares	Value
Aerospace & Defense — 1.4%
BAE Systems PLC	4,093	$20,658
Lockheed Martin Corp.	2,238	209,633
Northrop Grumman Corp.	1,927	132,366

		$362,657

Air Freight & Logistics — 0.1%
Toll Holdings, Ltd.	2,246	$10,347
Yamato Holdings Co., Ltd.	1,600	24,374

		$34,721

Auto Components — 0.3%
Bridgestone Corp.	1,500	$35,039
Denso Corp.	900	28,257

		$63,296

Automobiles — 2.0%
Daimler AG	172	$8,057
Ford Motor Co.	17,411	194,307
General Motors Co.(1)	7,012	178,806
Honda Motor Co., Ltd.	500	15,032
Nissan Motor Co., Ltd.	2,600	21,745
Toyota Motor Corp.	1,900	73,258
Volkswagen AG, PFC Shares	87	18,063

		$509,268

Beverages — 2.6%
Anheuser-Busch InBev NV	364	$30,442
Asahi Group Holdings, Ltd.	1,700	38,799
Cia de Bebidas das Americas ADR, PFC Shares	455	18,560
Coca-Cola Amatil, Ltd.	2,065	28,810
Coca-Cola Enterprises, Inc.	778	24,460
Diageo PLC	2,602	74,387
Heineken NV	478	29,499
Kirin Holdings Co., Ltd.	4,000	50,213
Molson Coors Brewing Co., Class B	1,026	44,262
PepsiCo, Inc.	3,676	254,526
Pernod-Ricard SA	366	39,417
SABMiller PLC	826	35,450

		$668,825

Building Products — 0.2%
Asahi Glass Co., Ltd.	2,000	$13,596
Compagnie de Saint-Gobain	626	22,051
Geberit AG(1)	39	8,055

		$43,702

Security	Shares	Value
Capital Markets — 1.1%
Credit Suisse Group AG(1)	1,724	$40,092
Deutsche Bank AG	320	14,576
Julius Baer Group, Ltd.(1)	499	17,316
Man Group PLC	4,282	5,442
Northern Trust Corp.	1,447	69,138
Partners Group Holding AG	46	9,738
State Street Corp.	2,320	103,402
UBS AG(1)	1,923	28,852

		$288,556

Chemicals — 0.5%
Akzo Nobel NV	229	$12,464
Asahi Kasei Corp.	2,000	11,003
BASF SE	237	19,659
Givaudan SA(1)	17	17,005
Shin-Etsu Chemical Co., Ltd.	800	45,170
Syngenta AG	64	24,953

		$130,254

Commercial Banks — 5.6%
Australia and New Zealand Banking Group, Ltd.	4,291	$113,202
Banco Bilbao Vizcaya Argentaria SA	3,576	29,881
Banco Bradesco SA ADR, PFC Shares	602	9,427
Banco Santander SA	4,813	36,238
Bank of China, Ltd., Class H	39,000	15,978
Bank of Yokohama, Ltd. (The)	5,000	23,010
Barclays PLC	6,146	22,726
BNP Paribas	338	17,050
Commonwealth Bank of Australia	2,309	138,276
Fifth Third Bancorp	3,092	44,927
HSBC Holdings PLC	11,029	108,738
Industrial & Commercial Bank of China, Ltd., Class H	26,000	17,121
Intesa Sanpaolo SpA	8,263	13,311
Itau Unibanco Holding SA ADR, PFC Shares	679	9,900
KeyCorp	6,684	56,279
Mitsubishi UFJ Financial Group, Inc.	18,500	83,694
Mizuho Financial Group, Inc.	27,900	43,655
National Australia Bank, Ltd.	2,854	76,272
Nordea Bank AB	4,844	44,030
Skandinaviska Enskilda Banken AB, Class A	759	6,298
Standard Chartered PLC	1,492	35,325
Sumitomo Mitsui Financial Group, Inc.	2,600	79,448
Sumitomo Mitsui Trust Holding, Inc.	9,000	27,313
Swedbank AB, Class A	870	16,160
Turkiye Garanti Bankasi A.S. ADR	1,232	5,914
U.S. Bancorp	1,421	47,192
UniCredit SpA(1)	2,949	13,044
Wells Fargo & Co.	5,442	183,341
Westpac Banking Corp.	4,721	124,813

		$1,442,563

Commercial Services & Supplies — 0.1%
Brambles, Ltd.	2,433	$18,320

		$18,320

Security	Shares	Value
Communications Equipment — 1.3%
Cisco Systems, Inc.	14,725	$252,387
Nokia Oyj	1,986	5,339
Research In Motion, Ltd.(1)	4,948	39,039
Telefonaktiebolaget LM Ericsson, Class B	3,386	29,997

		$326,762

Computers & Peripherals — 1.1%
Dell, Inc.	12,120	$111,867
Hewlett-Packard Co.	10,715	148,403
Toshiba Corp.	7,000	26,010

		$286,280

Construction & Engineering — 0.2%
Balfour Beatty PLC	2,106	$10,735
Bouygues SA	257	6,177
Skanska AB, Class B	935	14,647
Vinci SA	659	29,211

		$60,770

Diversified Financial Services — 0.8%
ING Groep NV(1)	2,292	$20,394
Investor AB, Class B	1,028	22,692
JPMorgan Chase & Co.	3,595	149,840

		$192,926

Diversified Telecommunication Services — 5.6%
AT&T, Inc.	13,491	$466,654
Belgacom SA	377	11,022
Bell Aliant, Inc.	8,043	218,399
BT Group PLC	11,779	40,480
Chunghwa Telecom Co., Ltd. ADR	408	12,681
Deutsche Telekom AG	2,142	24,437
France Telecom SA	3,869	43,246
Inmarsat PLC	1,434	13,137
Koninklijke KPN NV	2,504	15,784
Nippon Telegraph & Telephone Corp.	2,700	123,466
Singapore Telecommunications, Ltd.	27,000	71,100
Swisscom AG	118	49,119
Telefonica SA	1,866	24,629
Telenor ASA	2,668	52,474
TeliaSonera AB	7,832	51,489
Telstra Corp., Ltd.	12,387	53,233
Verizon Communications, Inc.	2,740	122,314
Vivendi SA	2,212	45,327

		$1,438,991

Electric Utilities — 3.5%
American Electric Power Co., Inc.	3,212	$142,741
Chubu Electric Power Co., Inc.	1,400	14,426
Duke Energy Corp.	1,449	95,185
Edison International	2,148	100,827
Entergy Corp.	1,801	130,716
Exelon Corp.	4,142	148,201
Iberdrola SA	1,435	7,432
Kansai Electric Power Co., Inc. (The)	1,700	13,075
Korea Electric Power Corp. ADR(1)	841	10,840
NextEra Energy, Inc.	2,261	158,406
Pinnacle West Capital Corp.	841	44,548
Southern Co. (The)	490	22,952

		$889,349

Security	Shares	Value
Electrical Equipment — 0.6%
ABB, Ltd.(1)	2,877	$51,959
Alstom SA	401	13,707
Mitsubishi Electric Corp.	4,000	29,899
Nidec Corp.	500	35,582
Schneider Electric SA	272	17,031

		$148,178

Electronic Equipment, Instruments & Components — 0.3%
Hon Hai Precision Industry Co., Ltd. GDR(2)	1,720	$10,432
Hoya Corp.	1,500	30,379
Kyocera Corp.	400	35,183

		$75,994

Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	2,789	$117,054
Halliburton Co.	5,065	163,549
Nabors Industries, Ltd.(1)	2,851	38,460

		$319,063

Food & Staples Retailing — 5.8%
Aeon Co., Ltd.	1,300	$14,178
Carrefour SA	634	15,311
Casino Guichard-Perrachon SA	195	17,022
Delhaize Group SA	271	10,376
FamilyMart Co., Ltd.	900	43,615
J Sainsbury PLC	1,611	9,237
Koninklijke Ahold NV	605	7,704
Kroger Co. (The)	3,848	97,047
Lawson, Inc.	600	44,094
Metro AG	270	7,784
Safeway, Inc.	5,212	85,008
Seven & I Holdings Co., Ltd.	2,500	77,098
Sysco Corp.	2,201	68,385
Tesco PLC	13,859	71,712
Wal-Mart de Mexico SAB de CV, Series V ADR	253	7,451
Wal-Mart Stores, Inc.	5,112	383,502
Walgreen Co.	10,592	373,156
Wesfarmers, Ltd.	1,682	60,635
WM Morrison Supermarkets PLC	4,190	18,142
Woolworths, Ltd.	2,622	79,976

		$1,491,433

Food Products — 3.1%
Archer-Daniels-Midland Co.	4,220	$113,265
Danone SA	976	60,031
Dean Foods Co.(1)	2,998	50,486
Green Mountain Coffee Roasters, Inc.(1)	3,055	73,809
H.J. Heinz Co.	661	38,014
Hormel Foods Corp.	1,208	35,672
Kraft Foods Group, Inc.(1)	866	39,386
Mondelez International, Inc., Class A	2,598	68,951
Nestle SA	2,740	173,958
Tyson Foods, Inc., Class A	2,019	33,939
Unilever NV	1,772	65,129
Unilever PLC	1,047	39,057

		$791,697

Security	Shares	Value
Gas Utilities — 0.4%
Osaka Gas Co., Ltd.	10,000	$41,215
Tokyo Gas Co., Ltd.	10,000	52,989

		$94,204

Health Care Equipment & Supplies — 1.6%
Coloplast A/S	42	$9,212
Covidien PLC	557	30,607
Essilor International SA	248	22,363
Medtronic, Inc.	2,730	113,513
Smith and Nephew PLC	3,623	38,314
Stryker Corp.	1,631	85,791
Zimmer Holdings, Inc.	1,557	99,975

		$399,775

Health Care Providers & Services — 0.3%
AmerisourceBergen Corp.	1,633	$64,406

		$64,406

Hotels, Restaurants & Leisure — 0.4%
Compass Group PLC	3,017	$33,151
Crown, Ltd.	3,177	32,021
Sodexo	207	15,946
Tabcorp Holdings, Ltd.	4,716	13,888
Tatts Group, Ltd.	5,757	16,720

		$111,726

Household Durables — 0.0%(3)
Panasonic Corp.	1,900	$11,525

		$11,525

Household Products — 1.9%
Kimberly-Clark Corp.	527	$43,978
Procter & Gamble Co.	5,337	369,534
Reckitt Benckiser Group PLC	1,364	82,637

		$496,149

Independent Power Producers & Energy Traders — 0.5%
Calpine Corp.(1)	3,153	$55,493
NRG Energy, Inc.	3,024	65,197

		$120,690

Industrial Conglomerates — 0.4%
Koninklijke Philips Electronics NV	1,594	$39,923
Siemens AG	665	67,005

		$106,928

Insurance — 2.3%
AIA Group, Ltd.	16,800	$66,142
Allstate Corp. (The)	3,206	128,176
Aviva PLC	2,719	14,561
China Life Insurance Co., Ltd. ADR	210	9,278
MetLife, Inc.	1,601	56,820
Prudential PLC	1,343	18,444
QBE Insurance Group, Ltd.	1,041	14,222
Sampo Oyj	441	13,827
Sony Financial Holdings, Inc.	1,500	26,749
Suncorp Group, Ltd.	3,104	30,235
Tokio Marine Holdings, Inc.	1,700	44,999
Travelers Companies, Inc. (The)	1,813	128,614
Zurich Insurance Group AG(1)	126	31,062

		$583,129

Security	Shares	Value
Machinery — 0.1%
Komatsu, Ltd.	1,500	$31,432

		$31,432

Media — 0.5%
British Sky Broadcasting Group PLC	1,976	$22,615
Eutelsat Communications SA	285	9,126
JCDecaux SA	289	6,118
Lagardere SCA	656	17,960
News Corp., Class B	710	17,379
Pearson PLC	1,049	21,092
Reed Elsevier PLC	2,914	28,544
WPP PLC	1,266	16,364

		$139,198

Metals & Mining — 7.7%
Allied Nevada Gold Corp.(1)	740	$27,170
Anglo American PLC	249	7,673
AngloGold Ashanti, Ltd. ADR	340	11,553
ArcelorMittal	175	2,587
AuRico Gold, Inc.(1)	18,903	157,848
Barrick Gold Corp.	5,563	225,227
BHP Billiton PLC	1,119	35,865
BHP Billiton, Ltd.	1,844	65,288
Centerra Gold, Inc.	1,051	11,923
Eldorado Gold Corp.	3,440	50,838
Goldcorp, Inc.	1,146	51,807
IAMGOLD Corp.	27,569	427,854
Kinross Gold Corp.	50,416	500,753
Newcrest Mining, Ltd.	2,410	66,468
Newmont Mining Corp.	1,628	88,807
Norsk Hydro ASA	1,837	8,270
Osisko Mining Corp.(1)	6,325	62,126
Pan American Silver Corp.	2,658	58,310
Rio Tinto PLC	1,007	50,306
SEMAFO, Inc.	9,798	39,241
Xstrata PLC	1,183	18,740

		$1,968,654

Multi-Utilities — 2.1%
AGL Energy, Ltd.	2,288	$34,505
Consolidated Edison, Inc.	1,029	62,131
Dominion Resources, Inc.	880	46,446
DTE Energy Co.	821	50,984
E.ON AG	677	15,412
GDF Suez	1,352	31,031
PG&E Corp.	5,109	217,235
Public Service Enterprise Group, Inc.	1,669	53,475
RWE AG	518	23,706

		$534,925

Office Electronics — 0.2%
Canon, Inc.	1,200	$39,000
Neopost SA	72	3,947

		$42,947

Oil, Gas & Consumable Fuels — 4.6%
BG Group PLC	3,081	$57,205
BP PLC	17,136	122,378
Cairn Energy PLC(1)	522	2,366
Canadian Natural Resources, Ltd.	3,157	95,145
Chevron Corp.	1,269	139,856
Exxon Mobil Corp.	4,207	383,552
INPEX Corp.	6	34,181
OAO Gazprom ADR	1,837	16,790

Security	Shares	Value
OMV AG	839	$30,703
Petroleo Brasileiro SA ADR	489	10,039
Repsol SA	224	4,489
Royal Dutch Shell PLC, Class A	1,149	39,412
Royal Dutch Shell PLC, Class B	2,080	73,575
Statoil ASA	3,267	80,463
Total SA	1,506	75,858
Woodside Petroleum, Ltd.	457	16,295

		$1,182,307

Paper & Forest Products — 0.2%
Domtar Corp.	770	$61,408

		$61,408

Personal Products — 0.6%
Herbalife, Ltd.	751	$38,564
Kao Corp.	1,900	53,374
L’Oreal SA	384	48,940

		$140,878

Pharmaceuticals — 12.5%
Abbott Laboratories	4,912	$321,834
Astellas Pharma, Inc.	1,900	94,501
AstraZeneca PLC	2,278	105,642
Bayer AG	351	30,605
Bristol-Myers Squibb Co.	2,054	68,295
Chugai Pharmaceutical Co., Ltd.	700	14,183
Daiichi Sankyo Co., Ltd.	2,400	36,735
Eli Lilly & Co.	6,907	335,887
GlaxoSmithKline PLC	3,532	79,143
Johnson & Johnson	7,847	555,725
Merck & Co., Inc.	8,805	401,772
Merck KGaA	59	7,546
Mitsubishi Tanabe Pharma Corp.	1,700	24,505
Novartis AG	2,354	141,947
Novo Nordisk A/S, Class B	196	31,422
Pfizer, Inc.	20,099	499,862
Roche Holding AG PC	651	125,399
Sanofi	982	86,247
Santen Pharmaceutical Co., Ltd.	600	26,283
Shire PLC	1,596	44,879
Takeda Pharmaceutical Co., Ltd.	2,200	102,258
Teva Pharmaceutical Industries, Ltd.	1,236	49,862

		$3,184,532

Professional Services — 0.0%(3)
Adecco SA(1)	236	$11,444

		$11,444

Real Estate Investment Trusts (REITs) — 0.9%
Dexus Property Group	25,298	$25,820
Mirvac Group	27,809	43,388
Stockland	13,501	48,442
Westfield Group	6,621	73,189
Westfield Retail Trust	11,953	38,382

		$229,221

Security	Shares	Value
Real Estate Management & Development — 0.2%
Cheung Kong (Holdings), Ltd.	3,000	$44,219

		$44,219

Road & Rail — 0.6%
Asciano, Ltd.	2,581	$12,216
Central Japan Railway Co.	300	25,816
East Japan Railway Co.	1,100	75,500
West Japan Railway Co.	1,100	48,024

		$161,556

Semiconductors & Semiconductor Equipment — 0.3%
Advanced Micro Devices, Inc.(1)	20,640	$42,312
Samsung Electronics Co., Ltd. GDR(4)	19	11,457
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	968	15,391

		$69,160

Software — 1.9%
Microsoft Corp.	16,024	$457,245
SAP AG	412	30,044

		$487,289

Specialty Retail — 0.5%
Best Buy Co., Inc.	4,268	$64,916
Hennes & Mauritz AB, Class B	1,036	35,127
Kingfisher PLC	2,679	12,543
RadioShack Corp.	1,440	3,226

		$115,812

Textiles, Apparel & Luxury Goods — 0.5%
Adidas AG	218	$18,581
Compagnie Financiere Richemont AG, Class A	882	57,240
LVMH Moet Hennessy Louis Vuitton SA	361	58,692

		$134,513

Tobacco — 1.3%
British American Tobacco PLC	1,308	$64,876
Imperial Tobacco Group PLC	727	27,495
Japan Tobacco, Inc.	2,700	74,661
Reynolds American, Inc.	3,657	152,277

		$319,309

Trading Companies & Distributors — 0.5%
ITOCHU Corp.	1,500	$15,014
Mitsubishi Corp.	2,300	41,062
Mitsui & Co., Ltd.	2,800	39,467
Sumitomo Corp.	3,200	43,625

		$139,168

Wireless Telecommunication Services — 2.3%
America Movil SAB de CV, Series L ADR	325	$8,219
China Mobile, Ltd. ADR	386	21,381
KDDI Corp.	1,100	85,448
MTN Group, Ltd. ADR	996	18,197
NTT DoCoMo, Inc.	66	95,636
SoftBank Corp.	2,100	66,323
Sprint Nextel Corp.(1)	33,695	186,670
Vodafone Group PLC	42,816	116,272

		$598,146

Total Common Stocks (identified cost $20,913,838)		$21,168,255

Exchange-Traded Funds — 8.2%

Security	Shares	Value
Equity Funds — 8.2%
iShares Core S&P 500 ETF	2,618	$370,395
iShares FTSE China 25 Index Fund	246	9,045
iShares MSCI Australia Index Fund	2,173	53,412
iShares MSCI Japan Index Fund	15,019	135,922
iShares MSCI Malaysia Index Fund	1,210	18,126
iShares MSCI South Korea Index Fund	691	39,788
iShares MSCI Switzerland Index Fund	2,085	52,521
iShares MSCI United Kingdom Index Fund	3,246	56,740
iShares S&P India Nifty 50 Index Fund	361	8,614
iShares S&P Latin America 40 Index Fund	124	5,240
iShares S&P/TSX Global Gold Index Fund	8,831	190,900
Market Vectors Gold Miners ETF	10,254	541,924
SPDR S&P 500 ETF Trust	3,778	533,378
Vanguard MSCI Emerging Markets ETF	2,130	88,374

Total Exchange-Traded Funds (identified cost $2,037,885)		$2,104,379

Rights — 0.0%(3)

Security	Shares	Value
Banco Santander SA, Exp. 11/16/12(1)	4,813	$948

Total Rights (identified cost $942)		$948

Short-Term Investments — 8.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(5)	$2,029	$2,029,016

Total Short-Term Investments (identified cost $2,029,016)		$2,029,016

Total Investments — 99.0% (identified cost $24,981,681)		$25,302,598

Other Assets, Less Liabilities — 1.0%		$261,586

Net Assets — 100.0%		$25,564,184

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(3)	Amount is less than 0.05%.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2012, the aggregate value of this security is $11,457 or less than 0.05% of the Fund’s net assets.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2012 was $485.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	42.5%	$10,867,428
Japan	9.2	2,345,116
Canada	7.6	1,938,510
United Kingdom	6.4	1,639,318
Australia	4.8	1,234,963
Switzerland	3.1	788,139
France	2.7	701,809
Germany	1.1	285,475
Other (less than 1.0% each)	5.4	1,368,445

Total Common Stocks and Rights	82.8%	$21,169,203
Exchange-Traded Funds	8.2	2,104,379
Short-Term Investments	8.0	2,029,016

Total Investments	99.0%	$25,302,598

Eaton Vance Hexavest Global Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund commenced operations on August 29, 2012.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

A summary of open financial instruments at October 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
12/19/12	Australian Dollar 260,756	United States Dollar 270,219	State Street Trust Company Canada	$566
12/19/12	Australian Dollar 155,000	United States Dollar 160,076	State Street Trust Company Canada	(213)
12/19/12	Canadian Dollar 2,224,560	United States Dollar 2,262,440	State Street Trust Company Canada	37,319
12/19/12	Hong Kong Dollar 820,068	United States Dollar 105,789	State Street Trust Company Canada	(34)
12/19/12	Japanese Yen 34,841,778	United States Dollar 443,651	State Street Trust Company Canada	6,997
12/19/12	Norwegian Krone 238,000	United States Dollar 41,479	State Street Trust Company Canada	(195)

				$44,440

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
11/2/12	Japanese Yen 3,236,180	United States Dollar 40,523	State Street Trust Company Canada	$15
12/19/12	British Pound Sterling 454,623	United States Dollar 720,000	State Street Trust Company Canada	13,539
12/19/12	Euro 202,028	United States Dollar 264,009	State Street Trust Company Canada	(2,027)
12/19/12	Swiss Franc 50,760	United States Dollar 54,781	State Street Trust Company Canada	(236)

				$11,291

At October 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund enters into forward foreign currency exchange contracts to enhance return.

At October 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $58,436 and $2,705, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$24,981,681

Gross unrealized appreciation	$810,957
Gross unrealized depreciation	(490,040)

Net unrealized appreciation	$320,917

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$441,255	$644,083	$—	$1,085,338
Consumer Staples	2,414,232	1,494,059	—	3,908,291
Energy	964,445	536,925	—	1,501,370
Financials	1,002,248	1,778,366	—	2,780,614
Health Care	2,577,667	1,071,046	—	3,648,713
Industrials	341,999	776,877	—	1,118,876
Information Technology	1,088,533	199,899	—	1,288,432
Materials	1,774,865	385,451	—	2,160,316
Telecommunication Services	1,054,515	982,622	—	2,037,137
Utilities	1,405,377	233,791	—	1,639,168
Total Common Stocks	$13,065,136	$8,103,119 *	$—	$21,168,255
Exchange-Traded Funds	$2,104,379	$—	$—	$2,104,379
Rights	948	—	—	948
Short-Term Investments	—	2,029,016	—	2,029,016
Total Investments	$15,170,463	$10,132,135	$—	$25,302,598
Forward Foreign Currency Exchange Contracts	$—	$58,436	$—	$58,436
Total	$15,170,463	$10,190,571	$—	$25,361,034

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,705)	$—	$(2,705)
Total	$—	$(2,705)	$—	$(2,705)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Eaton Vance

Hexavest International Equity Fund

October 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 84.9%

Security	Shares	Value
Aerospace & Defense — 0.3%
BAE Systems PLC	2,554	$12,891

		$12,891

Air Freight & Logistics — 0.3%
Toll Holdings, Ltd.	1,148	$5,289
Yamato Holdings Co., Ltd.	600	9,140

		$14,429

Auto Components — 0.5%
Bridgestone Corp.	600	$14,015
Denso Corp.	400	12,559

		$26,574

Automobiles — 1.0%
Daimler AG	48	$2,249
Honda Motor Co., Ltd.	200	6,013
Nissan Motor Co., Ltd.	1,000	8,363
Toyota Motor Corp.	700	26,990
Volkswagen AG, PFC Shares	26	5,398

		$49,013

Beverages — 3.4%
Anheuser-Busch InBev NV	226	$18,901
Asahi Group Holdings, Ltd.	700	15,976
Cia de Bebidas das Americas ADR, PFC Shares	83	3,386
Coca-Cola Amatil, Ltd.	839	11,706
Diageo PLC	1,619	46,285
Heineken NV	298	18,390
Kirin Holdings Co., Ltd.	1,000	12,553
Pernod-Ricard SA	259	27,893
SABMiller PLC	445	19,098

		$174,188

Building Products — 0.5%
Asahi Glass Co., Ltd.	1,000	$6,798
Compagnie de Saint-Gobain	452	15,922
Geberit AG (1)	17	3,511

		$26,231

Capital Markets — 1.3%
Credit Suisse Group AG(1)	996	$23,162
Deutsche Bank AG	198	9,019
Julius Baer Group, Ltd.(1)	294	10,202
Man Group PLC	2,032	2,582
Partners Group Holding AG	27	5,716
UBS AG(1)	956	14,344

		$65,025

1

Security	Shares	Value
Chemicals — 1.3%
Akzo Nobel NV	178	$9,688
Asahi Kasei Corp.	1,000	5,501
BASF SE	147	12,194
Givaudan SA(1)	8	8,003
Shin-Etsu Chemical Co., Ltd.	300	16,939
Syngenta AG	34	13,256

		$65,581

Commercial Banks — 9.7%
Australia and New Zealand Banking Group, Ltd.	1,558	$41,102
Banco Bilbao Vizcaya Argentaria SA	2,478	20,707
Banco Bradesco SA ADR, PFC Shares	110	1,723
Banco Santander SA	3,410	25,675
Bank of China, Ltd., Class H	7,000	2,868
Bank of Yokohama, Ltd. (The)	2,000	9,204
Barclays PLC	3,460	12,794
BNP Paribas	213	10,745
Commonwealth Bank of Australia	835	50,004
HSBC Holdings PLC	6,890	67,930
Industrial & Commercial Bank of China, Ltd., Class H	5,000	3,293
Intesa Sanpaolo SpA	6,552	10,555
Itau Unibanco Holding SA ADR, PFC Shares	124	1,808
Mitsubishi UFJ Financial Group, Inc.	7,200	32,573
Mizuho Financial Group, Inc.	11,200	17,524
National Australia Bank, Ltd.	1,114	29,771
Nordea Bank AB	2,692	24,469
Skandinaviska Enskilda Banken AB, Class A	330	2,738
Standard Chartered PLC	813	19,249
Sumitomo Mitsui Financial Group, Inc.	1,000	30,557
Sumitomo Mitsui Trust Holding, Inc.	4,000	12,139
Swedbank AB, Class A	508	9,436
Turkiye Garanti Bankasi A.S. ADR	226	1,085
UniCredit SpA(1)	2,392	10,580
Westpac Banking Corp.	1,712	45,262

		$493,791

Commercial Services & Supplies — 0.2%
Brambles, Ltd.	1,240	$9,337

		$9,337

Communications Equipment — 0.4%
Nokia Oyj	2,086	$5,608
Telefonaktiebolaget LM Ericsson, Class B	1,858	16,460

		$22,068

Computers & Peripherals — 0.2%
Toshiba Corp.	3,000	$11,147

		$11,147

Construction & Engineering — 0.8%
Balfour Beatty PLC	1,049	$5,347
Bouygues SA	227	5,456
Skanska AB, Class B	598	9,368
Vinci SA	410	18,173

		$38,344

2

Security	Shares	Value
Diversified Financial Services — 0.5%
ING Groep NV(1)	1,425	$12,680
Investor AB, Class B	639	14,105

		$26,785

Diversified Telecommunication Services — 6.6%
Belgacom SA	296	$8,654
BT Group PLC	7,370	25,328
Chunghwa Telecom Co., Ltd. ADR	75	2,331
Deutsche Telekom AG	1,332	15,196
France Telecom SA	2,407	26,904
Inmarsat PLC	840	7,695
Koninklijke KPN NV	1,918	12,090
Nippon Telegraph & Telephone Corp.	1,100	50,301
Singapore Telecommunications, Ltd.	11,000	28,967
Swisscom AG	65	27,057
Telefonica SA	1,411	18,623
Telenor ASA	1,456	28,637
TeliaSonera AB	4,302	28,282
Telstra Corp., Ltd.	5,017	21,561
Vivendi SA	1,748	35,819

		$337,445

Electric Utilities — 0.4%
Chubu Electric Power Co., Inc.	700	$7,213
Iberdrola SA	895	4,635
Kansai Electric Power Co., Inc. (The)	800	6,153
Korea Electric Power Corp. ADR(1)	154	1,985

		$19,986

Electrical Equipment — 1.5%
ABB, Ltd.(1)	1,789	$32,309
Alstom SA	303	10,357
Mitsubishi Electric Corp.	1,000	7,475
Nidec Corp.	200	14,233
Schneider Electric SA	208	13,024

		$77,398

Electronic Equipment, Instruments & Components — 0.6%
Hon Hai Precision Industry Co., Ltd. GDR(2)	315	$1,910
Hoya Corp.	600	12,152
Kyocera Corp.	200	17,592

		$31,654

Food & Staples Retailing — 4.3%
Aeon Co., Ltd.	700	$7,634
Carrefour SA	485	11,713
Casino Guichard-Perrachon SA	120	10,475
Delhaize Group SA	205	7,849
FamilyMart Co., Ltd.	300	14,538
J Sainsbury PLC	849	4,868
Koninklijke Ahold NV	377	4,801
Lawson, Inc.	200	14,698
Metro AG	167	4,814
Seven & I Holdings Co., Ltd.	1,000	30,839
Tesco PLC	7,579	39,217
Wal-Mart de Mexico SAB de CV, Series V ADR	46	1,355
Wesfarmers, Ltd.	665	23,973
WM Morrison Supermarkets PLC	2,271	9,833
Woolworths, Ltd.	1,137	34,681

		$221,288

3

Security	Shares	Value
Food Products — 4.3%
Danone SA	607	$37,335
Nestle SA	1,750	111,105
Unilever NV	1,303	47,891
Unilever PLC	574	21,412

		$217,743

Gas Utilities — 0.7%
Osaka Gas Co., Ltd.	4,000	$16,486
Tokyo Gas Co., Ltd.	4,000	21,196

		$37,682

Health Care Equipment & Supplies — 0.8%
Coloplast A/S	25	$5,484
Essilor International SA	165	14,878
Smith and Nephew PLC	1,978	20,918

		$41,280

Hotels, Restaurants & Leisure — 1.1%
Compass Group PLC	1,644	$18,064
Crown, Ltd.	1,132	11,409
Sodexo	146	11,247
Tabcorp Holdings, Ltd.	2,537	7,471
Tatts Group, Ltd.	3,090	8,975

		$57,166

Household Durables — 0.1%
Panasonic Corp.	1,000	$6,066

		$6,066

Household Products — 0.9%
Reckitt Benckiser Group PLC	766	$46,407

		$46,407

Industrial Conglomerates — 1.1%
Koninklijke Philips Electronics NV	1,228	$30,757
Siemens AG	222	22,368

		$53,125

Insurance — 2.4%
AIA Group, Ltd.	6,600	$25,984
Aviva PLC	1,678	8,986
China Life Insurance Co., Ltd. ADR	38	1,679
Prudential PLC	895	12,292
QBE Insurance Group, Ltd.	517	7,063
Sampo Oyj	353	11,068
Sony Financial Holdings, Inc.	600	10,700
Suncorp Group, Ltd.	1,126	10,968
Tokio Marine Holdings, Inc.	700	18,529
Zurich Insurance Group AG(1)	66	16,270

		$123,539

Machinery — 0.3%
Komatsu, Ltd.	600	$12,573

		$12,573

4

Security	Shares	Value
Media — 1.6%
British Sky Broadcasting Group PLC	1,103	$12,623
Eutelsat Communications SA	199	6,372
JCDecaux SA	177	3,747
Lagardere SCA	496	13,580
News Corp., Class B	374	9,155
Pearson PLC	569	11,441
Reed Elsevier PLC	1,722	16,867
WPP PLC	753	9,733

		$83,518

Metals & Mining — 6.0%
Anglo American PLC	155	$4,776
AngloGold Ashanti, Ltd. ADR	62	2,107
ArcelorMittal	106	1,567
AuRico Gold, Inc.(1)	1,822	15,215
Barrick Gold Corp.	635	25,680
BHP Billiton PLC	611	19,583
BHP Billiton, Ltd.	719	25,457
Centerra Gold, Inc.	234	2,655
Eldorado Gold Corp.	1,005	14,852
Goldcorp, Inc.	524	23,688
IAMGOLD Corp.	1,951	30,305
Kinross Gold Corp.	3,404	33,810
Newcrest Mining, Ltd.	975	26,890
Newmont Mining Corp.	162	8,837
Norsk Hydro ASA	871	3,921
Pan American Silver Corp.	594	13,031
Rio Tinto PLC	589	29,424
SEMAFO, Inc.	1,431	5,731
Xstrata PLC	684	10,835
Yamana Gold, Inc.	246	4,968

		$303,332

Multi-Utilities — 1.0%
AGL Energy, Ltd.	889	$13,407
E.ON AG	420	9,561
GDF Suez	840	19,280
RWE AG	158	7,231

		$49,479

Office Electronics — 0.4%
Canon, Inc.	500	$16,250
Neopost SA	59	3,234

		$19,484

Oil, Gas & Consumable Fuels — 6.0%
BG Group PLC	1,916	$35,574
BP PLC	10,545	75,308
Cairn Energy PLC(1)	253	1,147
OAO Gazprom ADR	337	3,080
OMV AG	522	19,103
Petroleo Brasileiro SA ADR	89	1,827
Repsol SA	136	2,725
Royal Dutch Shell PLC, Class A	686	23,530
Royal Dutch Shell PLC, Class B	1,144	40,466
Statoil ASA	1,830	45,071
Total SA	937	47,197
Woodside Petroleum, Ltd.	236	8,415

		$303,443

5

Security	Shares	Value
Personal Products — 1.2%
Kao Corp.	800	$22,473
L’Oreal SA	288	36,705

		$59,178

Pharmaceuticals — 11.5%
Astellas Pharma, Inc.	800	$39,790
AstraZeneca PLC	1,416	65,667
Bayer AG	218	19,008
Chugai Pharmaceutical Co., Ltd.	400	8,104
Daiichi Sankyo Co., Ltd.	1,000	15,306
GlaxoSmithKline PLC	2,196	49,207
Merck KGaA	36	4,605
Mitsubishi Tanabe Pharma Corp.	700	10,090
Novartis AG	1,470	88,642
Novo Nordisk A/S, Class B	121	19,398
Roche Holding AG PC	402	77,435
Sanofi	937	82,294
Santen Pharmaceutical Co., Ltd.	300	13,142
Shire PLC	910	25,589
Takeda Pharmaceutical Co., Ltd.	900	41,833
Teva Pharmaceutical Industries, Ltd.	675	27,230

		$587,340

Professional Services — 0.1%
Adecco SA(1)	147	$7,128

		$7,128

Real Estate Investment Trusts (REITs) — 1.8%
Dexus Property Group	10,292	$10,504
Mirvac Group	11,692	18,242
Stockland	5,321	19,092
Westfield Group	2,752	30,421
Westfield Retail Trust	4,261	13,682

		$91,941

Real Estate Management & Development — 0.3%
Cheung Kong (Holdings), Ltd.	1,000	$14,740

		$14,740

Road & Rail — 1.2%
Asciano, Ltd.	1,291	$6,110
East Japan Railway Co.	500	34,319
West Japan Railway Co.	500	21,829

		$62,258

Semiconductors & Semiconductor Equipment — 0.1%
Samsung Electronics Co., Ltd. GDR(3)	3	$1,809
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	177	2,814

		$4,623

Software — 0.2%
SAP AG	136	$9,918

		$9,918

Specialty Retail — 0.5%
Hennes & Mauritz AB, Class B	566	$19,191
Kingfisher PLC	1,522	7,126

		$26,317

6

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.6%
Adidas AG	135	$11,507
Compagnie Financiere Richemont AG, Class A	534	34,656
LVMH Moet Hennessy Louis Vuitton SA	224	36,418

		$82,581

Tobacco — 1.7%
British American Tobacco PLC	796	$39,481
Imperial Tobacco Group PLC	430	16,262
Japan Tobacco, Inc.	1,100	30,418

		$86,161

Trading Companies & Distributors — 1.1%
ITOCHU Corp.	700	$7,007
Mitsubishi Corp.	900	16,068
Mitsui & Co., Ltd.	1,200	16,914
Sumitomo Corp.	1,300	17,722

		$57,711

Wireless Telecommunication Services — 3.1%
America Movil SAB de CV, Series L ADR	59	$1,492
China Mobile, Ltd. ADR	70	3,877
KDDI Corp.	200	15,536
MTN Group, Ltd. ADR	182	3,325
NTT DoCoMo, Inc.	24	34,777
SoftBank Corp.	800	25,266
Vodafone Group PLC	27,276	74,072

		$158,345

Total Common Stocks (identified cost $4,291,417)		$4,326,253

Exchange-Traded Funds — 8.1%

Security	Shares	Value
Equity Funds — 8.1%
iShares FTSE China 25 Index Fund	45	$1,654
iShares MSCI Australia Index Fund	1,100	27,038
iShares MSCI Japan Index Fund	8,034	72,708
iShares MSCI Malaysia Index Fund	222	3,325
iShares MSCI South Korea Index Fund	126	7,255
iShares MSCI Switzerland Index Fund	1,400	35,266
iShares MSCI United Kingdom Index Fund	4,100	71,668
iShares S&P India Nifty 50 Index Fund	66	1,575
iShares S&P Latin America 40 Index Fund	22	930
Market Vectors Gold Miners ETF	3,302	174,511
Vanguard MSCI Emerging Markets ETF	390	16,181

Total Exchange-Traded Funds (identified cost $390,609)		$412,111

7

Rights — 0.0%(4)

Security	Shares	Value
Banco Santander SA, Exp. 11/16/12(1)	3,410	$672

Total Rights (identified cost $667)		$672

Short-Term Investments — 4.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(5)	$234	$234,189

Total Short-Term Investments (identified cost $234,189)		$234,189

Total Investments — 97.6% (identified cost $4,916,882)		$4,973,225

Other Assets, Less Liabilities — 2.4%		$124,443

Net Assets — 100.0%		$5,097,668

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2012, the aggregate value of this security is $1,809 or less than 0.05% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2012 was $73.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United Kingdom	19.0%	$969,907
Japan	17.7	903,213
France	9.8	498,768
Australia	9.6	490,792
Switzerland	9.3	472,796
Canada	3.3	169,935
Netherlands	2.7	136,297
Germany	2.6	133,068
Sweden	2.4	124,049

8

Country	Percentage of Net Assets	Value
Norway	1.5%	$77,629
Spain	1.4	73,037
Other (less than 1.0% each)	5.6	277,434

Total Common Stocks and Rights	84.9%	$4,326,925
Exchange-Traded Funds	8.1	412,111
Short-Term Investments	4.6	234,189

Total Investments	97.6%	$4,973,225

Eaton Vance Hexavest International Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund commenced operations on August 29, 2012.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

9

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

A summary of open financial instruments at October 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
12/19/12	Australian Dollar 341,038	United States Dollar 350,000	State Street Trust Company Canada	$(2,674)
12/19/12	Canadian Dollar 258,348	United States Dollar 264,329	State Street Trust Company Canada	5,916
12/19/12	Euro 106,174	United States Dollar 133,282	State Street Trust Company Canada	(4,399)
12/19/12	Norwegian Krone 188,000	United States Dollar 32,618	State Street Trust Company Canada	(301)
12/19/12	Swiss Franc 60,538	United States Dollar 65,009	State Street Trust Company Canada	(43)

				$(1,501)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
11/2/12	Japanese Yen 1,243,610	United States Dollar 15,572	State Street Trust Company Canada	$6
12/19/12	British Pound Sterling 84,756	United States Dollar 134,230	State Street Trust Company Canada	2,524
12/19/12	Hong Kong Dollar 4,884,359	United States Dollar 630,000	State Street Trust Company Canada	290
12/19/12	Japanese Yen 3,408,893	United States Dollar 43,202	State Street Trust Company Canada	(480)
12/19/12	Swedish Krona 144,077	United States Dollar 21,554	State Street Trust Company Canada	138

				$2,478

At October 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund enters into forward foreign currency exchange contracts to enhance return.

At October 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $8,874 and $7,897, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,916,882

Gross unrealized appreciation	$153,648
Gross unrealized depreciation	(97,305)

Net unrealized appreciation	$56,343

10

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$—	$331,235	$—	$331,235
Consumer Staples	4,741	800,224	—	804,965
Energy	4,907	298,536	—	303,443
Financials	6,295	809,526	—	815,821
Health Care	—	628,620	—	628,620
Industrials	—	371,425	—	371,425
Information Technology	6,533	92,361	—	98,894
Materials	180,879	188,034	—	368,913
Telecommunication Services	11,025	484,765	—	495,790
Utilities	1,985	105,162	—	107,147
Total Common Stocks	$216,365	$4,109,888 *	$—	$4,326,253
Exchange-Traded Funds	$412,111	$—	$—	$412,111
Rights	672	—	—	672
Short-Term Investments	—	234,189	—	234,189
Total Investments	$629,148	$4,344,077	$—	$4,973,225
Forward Foreign Currency Exchange Contracts	$—	$8,874	$—	$8,874
Total	$629,148	$4,352,951	$—	$4,982,099

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(7,897)	$—	$(7,897)
Total	$—	$(7,897)	$—	$(7,897)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

11

Eaton Vance

Hexavest U.S. Equity Fund

October 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.6%

Security	Shares	Value
Aerospace & Defense — 2.6%
Lockheed Martin Corp.	157	$14,706
Northrop Grumman Corp.	164	11,265

		$25,971

Automobiles — 2.8%
Ford Motor Co.	1,375	$15,345
General Motors Co.(1)	524	13,362

		$28,707

Beverages — 2.0%
Coca-Cola Enterprises, Inc.	48	$1,509
Molson Coors Brewing Co., Class B	58	2,502
PepsiCo, Inc.	233	16,133

		$20,144

Capital Markets — 1.3%
Northern Trust Corp.	110	$5,256
State Street Corp.	177	7,889

		$13,145

Commercial Banks — 2.3%
Fifth Third Bancorp	224	$3,255
KeyCorp	489	4,117
U.S. Bancorp	109	3,620
Wells Fargo & Co.	353	11,893

		$22,885

Communications Equipment — 2.3%
Cisco Systems, Inc.	1,355	$23,225

		$23,225

Computers & Peripherals — 3.0%
Dell, Inc.	1,545	$14,260
Hewlett-Packard Co.	1,202	16,648

		$30,908

Diversified Financial Services — 0.7%
JPMorgan Chase & Co.	173	$7,211

		$7,211

Diversified Telecommunication Services — 4.6%
AT&T, Inc.	1,083	$37,461
Verizon Communications, Inc.	215	9,598

		$47,059

Electric Utilities — 6.8%
American Electric Power Co., Inc.	286	$12,710
Duke Energy Corp.	116	7,620

1

Security	Shares	Value
Edison International	203	$9,529
Entergy Corp.	134	9,725
Exelon Corp.	337	12,058
NextEra Energy, Inc.	169	11,840
Pinnacle West Capital Corp.	73	3,867
Southern Co. (The)	30	1,405

		$68,754

Energy Equipment & Services — 2.1%
Baker Hughes, Inc.	191	$8,016
Halliburton Co.	346	11,172
Nabors Industries, Ltd.(1)	171	2,307

		$21,495

Food & Staples Retailing — 7.8%
Kroger Co. (The)	290	$7,314
Safeway, Inc.	417	6,801
Sysco Corp.	166	5,158
Wal-Mart Stores, Inc.	452	33,909
Walgreen Co.	753	26,528

		$79,710

Food Products — 2.6%
Archer-Daniels-Midland Co.	321	$8,616
Dean Foods Co.(1)	197	3,318
Green Mountain Coffee Roasters, Inc.(1)	228	5,509
H.J. Heinz Co.	44	2,530
Hormel Foods Corp.	70	2,067
Kraft Foods Group, Inc.(1)	20	910
Mondelez International, Inc., Class A	60	1,592
Tyson Foods, Inc., Class A	119	2,000

		$26,542

Health Care Equipment & Supplies — 2.5%
Covidien PLC	35	$1,923
Medtronic, Inc.	210	8,732
Stryker Corp.	125	6,575
Zimmer Holdings, Inc.	119	7,641

		$24,871

Health Care Providers & Services — 0.5%
AmerisourceBergen Corp.	123	$4,851

		$4,851

Household Products — 3.1%
Kimberly-Clark Corp.	36	$3,004
Procter & Gamble Co.	409	28,319

		$31,323

Independent Power Producers & Energy Traders — 0.8%
Calpine Corp.(1)	220	$3,872
NRG Energy, Inc.	212	4,571

		$8,443

Insurance — 2.5%
Allstate Corp. (The)	262	$10,475
MetLife, Inc.	121	4,294
Travelers Companies, Inc. (The)	148	10,499

		$25,268

2

Security	Shares	Value
Metals & Mining — 7.8%
Allied Nevada Gold Corp.(1)	53	$1,946
AuRico Gold, Inc.(1)	862	7,198
Barrick Gold Corp.	319	12,918
Centerra Gold, Inc.	18	204
Eldorado Gold Corp.	68	1,005
Goldcorp, Inc.	22	994
IAMGOLD Corp.	1,301	20,191
Kinross Gold Corp.	2,297	22,815
Newmont Mining Corp.	138	7,528
Osisko Mining Corp.(1)	309	3,035
Pan American Silver Corp.	53	1,163
SEMAFO, Inc.	128	512

		$79,509

Multi-Utilities — 3.6%
Ameren Corp.	195	$6,412
Consolidated Edison, Inc.	83	5,012
Dominion Resources, Inc.	68	3,589
DTE Energy Co.	63	3,912
PG&E Corp.	326	13,861
Public Service Enterprise Group, Inc.	117	3,749

		$36,535

Oil, Gas & Consumable Fuels — 4.3%
Canadian Natural Resources, Ltd.	210	$6,329
Chevron Corp.	97	10,690
Exxon Mobil Corp.	292	26,622

		$43,641

Paper & Forest Products — 0.4%
Domtar Corp.	56	$4,466

		$4,466

Personal Products — 0.3%
Herbalife, Ltd.	50	$2,567

		$2,567

Pharmaceuticals — 15.5%
Abbott Laboratories	346	$22,670
Bristol-Myers Squibb Co.	144	4,788
Eli Lilly & Co.	533	25,920
Johnson & Johnson	537	38,030
Merck & Co., Inc.	661	30,162
Pfizer, Inc.	1,443	35,887

		$157,457

Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc.(1)	1,343	$2,753
Intel Corp.	73	1,579

		$4,332

Software — 4.1%
Microsoft Corp.	1,465	$41,804

		$41,804

3

Security	Shares	Value
Specialty Retail — 0.5%
Best Buy Co., Inc.	343	$5,217

		$5,217

Tobacco — 1.1%
Reynolds American, Inc.	262	$10,910

		$10,910

Wireless Telecommunication Services — 1.3%
Sprint Nextel Corp.(1)	2,362	$13,085

		$13,085

Total Common Stocks (identified cost $899,456)		$910,035

Exchange-Traded Funds — 1.0%

Security	Shares	Value
Market Vectors Gold Miners ETF	155	$8,191
Financial Select Sector SPDR Fund (The)	110	1,747

Total Exchange-Traded Funds (identified cost $8,863)		$9,938

Short-Term Investments — 9.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$94	$93,815

Total Short-Term Investments (identified cost $93,815)		$93,815

Total Investments — 99.8% (identified cost $1,002,134)		$1,013,788

Other Assets, Less Liabilities — 0.2%		$2,191

Net Assets — 100.0%		$1,015,979

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2012 was $23.

4

Eaton Vance Hexavest U.S. Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund commenced operations on August 29, 2012.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund did not have any open financial instruments at October 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,002,134

Gross unrealized appreciation	$35,132
Gross unrealized depreciation	(23,478)

Net unrealized appreciation	$11,654

5

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$910,035	*	$—	$—	$910,035
Exchange-Traded Funds	9,938		—	—	9,938
Short-Term Investments	—		93,815	—	93,815
Total Investments	$919,973		$93,815	$—	$1,013,788

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

6

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	December 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 26, 2012